SHAREHOLDERS' EQUITY - Stock Options Exercised (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	670,767	517,935
Weighted average exercise price of stock options exercised (in CAD per share)	$ 5.21	$ 6.70
Weighted average closing share price at exercise date (in CAD per share)	$ 48.69	$ 23.28
Range 1
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	172,416	266,499
Weighted average closing share price at exercise date (in CAD per share)	$ 39.10	$ 19.57
Range 2
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	334,679	82,049
Weighted average closing share price at exercise date (in CAD per share)	$ 49.24	$ 22.64
Range 3
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	1,998	4,630
Weighted average exercise price of stock options exercised (in CAD per share)	$ 6.82
Weighted average closing share price at exercise date (in CAD per share)	$ 56.22	$ 27.15
Range 4
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	161,674	164,757
Weighted average closing share price at exercise date (in CAD per share)	$ 59.43	$ 29.49
Bottom of range | Range 1
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price of stock options exercised (in CAD per share)	2.98	2.85
Bottom of range | Range 2
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price of stock options exercised (in CAD per share)	3.42	3.42
Bottom of range | Range 3
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price of stock options exercised (in CAD per share)		3.42
Bottom of range | Range 4
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price of stock options exercised (in CAD per share)	4.95	2.98
Top of range | Range 1
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price of stock options exercised (in CAD per share)	6.82	15.11
Top of range | Range 2
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price of stock options exercised (in CAD per share)	6.82	6.82
Top of range | Range 3
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price of stock options exercised (in CAD per share)		6.82
Top of range | Range 4
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price of stock options exercised (in CAD per share)	$ 6.82	$ 6.82